Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Current Liabilities Disclosure [Line Items]
Summary of Components of Other Current Liabilities	The components of other current liabilities were as follows:

	September 30, 2021	December 31, 2020
	(in thousands)
Warrant liability	$—	$558
Other current liabilities	163	28
Current portion of capital lease	49	48
Contingent liability	1,432	—
Working capital liability	1,057	6,805

Total other current liabilities	$2,701	$7,439

The components of other current liabilities are as follows:

	December 31,
	2020	2019
	(in thousands)
Derivatives	$558	$1
Other accrued expenses	28	190
Current portion of capital lease	48	90
Working capital liability	6,805	—

Total other current liabilities	$7,439	$281